Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Reportable Segments [Line Items]
Refined Products	$ 1,238	$ 2,087	$ 3,634	$ 6,202
Market Optimization	331	333	1,072	1,756
Corporate and Eliminations	(108)	(205)	(422)	(448)
Revenue	3,659	4,736	9,801	15,343
Upstream [Member]
Disclosure Of Reportable Segments [Line Items]
Crude Oil	2,093	2,412	5,156	7,417
Natural Gas	69	47	217	214
NGLs	24	48	103	151
Other	$ 12	$ 14	$ 41	$ 51